CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate properties:
Land	$ 243,611	$ 223,559
Buildings and improvements	1,279,343	1,120,022
Total real estate properties, at cost, gross	1,522,954	1,343,581
Accumulated depreciation	(175,052)	(156,274)
Total real estate properties, at cost, net	1,347,902	1,187,307
Net assets of discontinued operations	10,278	11,367
Acquired real estate leases, net	144,401	117,173
Cash and cash equivalents	5,255	3,272
Restricted cash	1,553	1,736
Rents receivable, net	28,997	28,820
Deferred leasing costs, net	7,661	3,074
Deferred financing costs, net	5,718	5,550
Other assets, net	10,369	10,276
Total assets	1,562,134	1,368,575
LIABILITIES AND SHAREHOLDERS' EQUITY
Unsecured revolving credit facility	49,500	345,500
Unsecured term loan	350,000
Mortgage notes payable	93,127	95,383
Net liabilities of discontinued operations	102	443
Accounts payable and accrued expenses	19,106	20,527
Due to related persons	3,719	4,071
Assumed real estate lease obligations, net	19,129	10,983
Total liabilities	534,683	476,907
Commitments and contingencies
Shareholders' equity:
Common shares of beneficial interest, $.01 par value: 70,000,000 shares authorized, 54,643,888 and 47,051,650 shares issued and outstanding, respectively	547	471
Additional paid in capital	1,103,982	935,438
Cumulative net income	137,293	87,333
Cumulative other comprehensive income	99	77
Cumulative common distributions	(214,470)	(131,651)
Total shareholders' equity	1,027,451	891,668
Total liabilities and shareholders' equity	$ 1,562,134	$ 1,368,575